DEPOSITS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deposits from banks

	R$ thousands
	On December 31, 2025	On December 31, 2024
Demand deposits	1,203,130	1,419,303
Interbank deposits	5,485,877	3,008,439
Securities sold under agreements to repurchase	349,702,217	283,049,765
Borrowings	38,999,650	46,769,666
On-lending	31,708,620	27,571,137
Total	427,099,494	361,818,310